Note A - The Company and Summary of Significant Accounting Policies - Estimated Useful Lives for Depreciation and Amortization (Details)	Dec. 31, 2022
Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment, useful life (Year)	3 years
Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment, useful life (Year)	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant, and Equipment, useful life (Year)	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant, and Equipment, useful life (Year)	5 years
Software Development [Member]
Property, Plant, and Equipment, useful life (Year)	3 years